Carnival Corporation & PLC Consolidated Balance Sheets - USD ($) $ in Millions	Nov. 30, 2021	Nov. 30, 2020
Current Assets
Cash and cash equivalents	$ 8,939	$ 9,513
Short-term investments	200	0
Trade and other receivables, net	246	273
Inventories	356	335
Prepaid expenses and other	392	443
Total current assets	10,133	10,563
Property and Equipment, Net	38,107	38,073
Operating Lease Right-of-Use Assets	1,333	1,370
Goodwill	579	807
Other Intangibles	1,181	1,186
Other Assets	2,011	1,594
Assets	53,344	53,593
Current Liabilities
Short-term borrowings	2,790	3,084
Current portion of long-term debt	1,927	1,742
Current portion of operating lease liabilities	142	151
Accounts payable	797	624
Accrued liabilities and other	1,641	1,144
Customer deposits	3,112	1,940
Total current liabilities	10,408	8,686
Long-Term Debt	28,509	22,130
Long-Term Operating Lease Liabilities	1,239	1,273
Other Long-Term Liabilities	1,043	949
Commitments and Contingencies
Shareholders’ Equity
Additional paid-in capital	15,292	13,948
Retained earnings	6,448	16,075
Accumulated other comprehensive income (loss) (“AOCI”)	(1,501)	(1,436)
Treasury stock, 130 shares at 2021 and 2020 of Carnival Corporation and 67 shares at 2021 and 60 shares at 2020 of Carnival plc, at cost	(8,466)	(8,404)
Total shareholders’ equity	12,144	20,555
Liabilities and Shareholders' Equity	53,344	53,593
Common stock
Shareholders’ Equity
Common stock	11	11
Ordinary shares
Shareholders’ Equity
Common stock	$ 361	$ 361